Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 75,190	$ 74,214
Balance at end of year	$ 80,040	$ 75,190	$ 74,214
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,842.5	1,857.6
Proceeds from shares issued on exercise of stock options, Number of shares	2.9	3.0
Shares issued as a result of dividend reinvestment plan, Number of shares	5.0	4.9
Purchase of shares for cancellation, Number of shares	(20.0)	(23.0)
Ending balance, Number of shares	1,830.4	1,842.5	1,857.6
Balance at beginning of year	$ 20,931	$ 20,711	$ 20,294
Proceeds from shares issued on exercise of stock options, Amount	152	148	186
Shares issued as a result of dividend reinvestment plan	366	329
Purchase of shares for cancellation, Amount	(228)	(257)	(104)
Balance at end of year	$ 21,221	$ 20,931	$ 20,711